Federal Home Loan Bank Borrowings - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, the remaining maximum borrowing capacity	$ 37,200,000
Federal Home Loan Bank borrowings	3,420,312	3,515,580
Number of fixed rate amortizing advances	3
Subsidiary bank had three fixed rate amortizing advances	3,420,312
Federal Home Loan Bank Borrowings, interest rate minimum	4.65%
Federal Home Loan Bank Borrowings, advances interest rate maximum	4.89%
Federal Home Loan Bank Borrowings, Collateral securing borrowings	3,565,538
Borrowings outstanding under credit agreement with the federal Home Loan Bank	0	0
Federal Home Loan Bank Advances Mature in 2018 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank borrowings	1,922,434
Advances from Federal Home Loan Banks, Maturity Year	2018
Federal Home Loan Bank Advances Mature in 2023 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank borrowings	1,497,878
Advances from Federal Home Loan Banks, Maturity Year	2023
Federal Home Loan Bank Advances Mature in 2015 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Line of credit facility agreement with the Federal Home Loan Bank, the available maximum credit facility	$ 19,800,000
Line of credit facility expiration date	May 01, 2015